USAA                         USAA INVESTMENT TRUST
EAGLE                      Cornerstone Strategy Fund
LOGO
                       SUPPLEMENT DATED AUGUST 17, 1998
                               TO THE PROSPECTUS
                             DATED OCTOBER 1, 1997


Page 23 of the Prospectus under the heading PORTFOLIO MANAGERS is amended to reflect the following change.

PORTFOLIO MANAGERS

After 24 years of service with USAA Investment Management Company, Harry W. Miller, the Fund's asset allocation manager and portfolio manager of the Fund's Basic Value Stocks category, is retiring. Mr. Miller served as the Fund's asset allocation manager from October 1, 1992 through August 17, 1998. Mr. Miller also served as the portfolio manager of the Basic Value Stocks category of the Fund from February 1995 through August 17, 1998.

Effective August 17, 1998, the Basic Value Stocks category is managed by a team of portfolio managers who are responsible for the day-to-day management of the category's portfolio. The team is also responsible for managing the asset allocation of the Fund. The team meets regularly to review the Fund's portfolio holdings and will make adjustments when appropriate to keep the Fund in line with its investment objective.


                                                                     32965-0898

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USAA                         USAA INVESTMENT TRUST
EAGLE                     Growth and Tax Strategy Fund
LOGO
                        SUPPLEMENT DATED AUGUST 17, 1998
                               TO THE PROSPECTUS
                             DATED OCTOBER 1, 1997


Pages 12-13 of the Prospectus under the heading Portfolio Managers is amended to reflect the following change.

Portfolio Manager

After 24 years of service with USAA Investment Management Company, Harry W. Miller, the portfolio manager of the Fund's Blue Chip Stocks category, is retiring. Effective August 17, 1998, the Blue Chip Stocks category of the Fund is managed by a team of portfolio managers who are responsible for the day-to-day management of the category's portfolio. The team meets regularly to review the category's portfolio holdings and will make adjustments when appropriate to keep the Fund in line with its investment objective.


                                                                     32967-0898